INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets
	2019	2018
Deferred tax assets:
Warrant liability	$1,087	$1,182
Accrued executive compensation	515	498
Reserves and other	468	488
Net operating loss carryforwards	18,961	19,297
	21,031	21,465
Valuation allowance	(21,031)	(21,465
Net deferred tax assets	$0	$0

Income taxes
	2019	2018
Statutory federal tax rate	21%	21%
State taxes, net of federal benefit	4	4
Nondeductible expenses	-	-
Valuation allowance	(25)	(25)
Effective tax rate	0%	0%

Provision for income taxes
	2019	2018
Current	$-	$-
Deferred	-	-
Deferred provision	-	-
Impact of change in enacted tax rates	-	-
Change in valuation allowance	-	-
Total provision for income taxes	$-	$-